Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of significant inter-company transactions
Inter-company balances, transactions and profit are eliminated on consolidation, except for certain inter-company transactions between non-regulated and regulated entities in accordance with accounting standards for rate-regulated entities, which are summarized below.

(in millions)	2019	2018
Sale of capacity from Waneta Expansion to FortisBC Electric (1)	$17	$47
Lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy	23	25

(1)
Reflects amounts to the April 16, 2019 disposition of the Waneta Expansion (Note 23)

Schedule of Information by Reportable Segment

	REGULATED								NON-REGULATED
Year Ended									Energy		Inter-
December 31, 2019		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
(in millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	structure	and Other	eliminations	Total
Revenue	$1,761	$2,212	$917	$1,331	$598	$418	$1,467	$8,704	$82	$—	$(3)	$8,783
Energy supply costs	—	814	254	438	—	121	890	2,517	3	—	—	2,520
Operating expenses	489	650	451	333	145	107	188	2,363	36	56	(3)	2,452
Depreciation and amortization	270	297	79	235	214	62	171	1,328	20	2	—	1,350
Gain on disposition	—	—	—	—	—	—	—	—	—	577	—	577
Operating income	1,002	451	133	325	239	128	218	2,496	23	519	—	3,038
Other income, net	37	28	17	16	2	4	2	106	2	30	—	138
Finance charges	290	130	46	136	104	72	77	855	—	180	—	1,035
Income tax expense	174	57	19	39	6	6	20	321	(1)	(31)	—	289
Net earnings	575	292	85	166	131	54	123	1,426	26	400	—	1,852
Non-controlling interests	104	—	—	1	—	—	17	122	8	—	—	130
Preference share dividends	—	—	—	—	—	—	—	—	—	67	—	67
Net earnings attributable to common equity shareholders	$471	$292	$85	$165	$131	$54	$106	$1,304	$18	$333	$—	$1,655
Goodwill	$7,970	$1,794	$586	$913	$228	$235	$251	$11,977	$27	$—	$—	$12,004
Total assets	19,799	10,205	3,726	7,305	4,831	2,328	4,185	52,379	711	641	(327)	53,404
Capital expenditures	1,148	915	317	463	423	106	295	3,667	28	25	—	3,720

Year Ended
December 31, 2018
(in millions)
Revenue	$1,504	$2,202	$924	$1,187	$579	$408	$1,412	$8,216	$184	$—	$(10)	$8,390
Energy supply costs	—	868	315	322	—	135	853	2,493	2	—	—	2,495
Operating expenses	448	609	410	308	167	105	182	2,229	40	28	(10)	2,287
Depreciation and amortization	234	272	71	219	192	61	160	1,209	32	2	—	1,243
Operating income	822	453	128	338	220	107	217	2,285	110	(30)	—	2,365
Other income, net	40	10	7	7	1	3	1	69	1	(10)	—	60
Finance charges	285	104	41	134	100	40	76	780	6	188	—	974
Income tax expense	139	66	20	55	1	14	22	317	6	(158)	—	165
Net earnings	438	293	74	156	120	56	120	1,257	99	(70)	—	1,286
Non-controlling interests	77	—	—	1	—	—	15	93	27	—	—	120
Preference share dividends	—	—	—	—	—	—	—	—	—	66	—	66
Net earnings attributable to common equity shareholders	$361	$293	$74	$155	$120	$56	$105	$1,164	$72	$(136)	$—	$1,100
Goodwill	$8,369	$1,884	$615	$913	$227	$235	$260	$12,503	$27	$—	$—	$12,530
Total assets	19,798	10,182	3,670	6,815	4,691	2,244	4,119	51,519	1,478	127	(73)	53,051
Capital expenditures	998	599	245	486	433	106	300	3,167	44	7	—	3,218